Equity (Details) - Schedule of RSUs and PSUs activity - Restricted and Phantom Share Units [Member] shares in Thousands	3 Months Ended
Mar. 31, 2021 $ / shares shares
Equity (Details) - Schedule of RSUs and PSUs activity [Line Items]
Number of RSUs and PSUs, Unvested | shares	2,801,116
Weighted Average Grant Date Fair Value, Unvested | $ / shares	$ 21.08
Number of RSUs and PSUs, Granted | shares	1,201,186
Weighted Average Grant Date Fair Value, Granted | $ / shares	$ 34.62
Number of RSUs and PSUs, Vested | shares	(533,533)
Weighted Average Grant Date Fair Value, Vested | $ / shares	$ 22.56
Number of RSUs and PSUs, Forfeited | shares	(110,731)
Weighted Average Grant Date Fair Value, Forfeited | $ / shares	$ 20.69
Number of RSUs and PSUs, Unvested | shares	3,358,038
Weighted Average Grant Date Fair Value, Unvested | $ / shares	$ 25.70